Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Abstract]
Equipment, fixtures and furniture	$ 87,916	$ 81,810
Less: accumulated depreciation	(28,576)	(17,431)
Total	$ 59,340	$ 64,379